Adoption of new accounting standards	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
(a) Current adoption of new accounting standards
The following amendments to existing standards have been adopted by the Company commencing January 1, 2021:
Interest rate benchmark reform - Phase 2
In August 2020, the IASB published the Interest Rate Benchmark Reform - Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosure, IFRS 4 Insurance Contracts, and IFRS 16 Leases. The Phase 2 amendments address issues that may affect financial reporting related to financial instruments and hedge accounting resulting from the reform of an interest rate benchmark. The amendments are effective for annual periods beginning on or after January 1, 2021. There was no material impact on the consolidated financial statements from the adoption of this amendment.
(b) New standards issued and not yet effective
Below are new standards, amendments to existing standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
Classification of liabilities as current or non-current
In January 2020, the IASB published narrow scope amendments to IAS 1 Presentation of financial statements. The narrow scope amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The amendments are effective for annual periods beginning on or after January 1, 2023, and applied retrospectively. The Company will adopt the narrow scope amendments on the date they become effective and is currently evaluating the impact of the amendments on its consolidated financial statements.
5. Adoption of new accounting standards (continued)
Deferred tax related to assets and liabilities arising from a single transaction
In May 2021, the IASB published a narrow scope amendment to IAS 12 Income taxes. In September 2021, IAS 12 was revised to reflect this amendment. The amendment narrowed the scope of the recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as deferred taxes on leases and decommissioning obligations. The amendment is effective for annual periods beginning on or after January 1, 2023, and applied retrospectively. The Company will adopt the amendment on the date it becomes effective and is currently evaluating the impact of the amendment on its consolidated financial statements.
(c) Change in estimate
The Company changed its estimate relating to total recoverable tonnes used to determine the depreciation, depletion and amortization of mineral properties and certain capitalized mine development costs, capitalized stripping costs, plant and mining assets whose estimated useful life is the same as the remaining life of the mine. Until December 31, 2020, the carrying amounts of these assets were depreciated, depleted or amortized over estimated recoverable tonnes of proven and probable mineral reserves. Effective January 1, 2021, total estimated recoverable tonnes for applicable mines also include a portion of inferred mineral resources considered to be highly probable to be economically extracted over the life of the mine. This change in estimate better reflects the pattern in which the asset's future economic benefits are expected to be consumed based on the current mine plans and was made as a result of increased experience in the conversion of inferred resources into proven and probable reserves for the applicable mines. Inferred resources are included in total estimated recoverable tonnes on a mine by mine basis if it is considered highly probable that those resources will be economically extracted.
This change in accounting estimate will result in lower depreciation expense per tonne mined. However, because the depreciation recorded in future periods depends on the volume of tonnes mined during those periods, the Company is not able to accurately estimate the impact of this change in estimate on future periods.
(d) Presentation of interest paid on the statements of cash flows
Effective September 30, 2021, the Company voluntarily changed its accounting policy to classify cash paid for interest on the statement of cash flows as a financing activity rather than an operating activity. The change in accounting policy has been adopted in accordance with IAS 8, as IAS 7 provides a policy choice to classify interest paid as an operating activity or financing activity. Following the refinancing of the Company's debt in August 2021 (Note 17), the policy change more accurately reflects the nature of these cash flows, resulting in more relevant information to the financial statement users. The comparative figures in the consolidated statements of cash flows have been restated to reflect the retrospective application of this change in accounting policy.
(e) Attribution of pension benefits to periods of service
Effective December 31, 2021, the Company changed the service periods to which it attributes benefits relating to its defined benefit obligations in Greece and in accordance with an IFRS Interpretations Committee ("IFRIC") Agenda Decision issued in May 2021 Attributing Benefit to Periods of Service (IAS 19). The change resulted in a decrease in the employee benefit plan obligation. Comparative amounts as at and for the year ended December 31, 2020 have been restated to reflect the retrospective application of this change including a decrease of $10,865 to employee benefit plan obligations, an increase of $2,390 to deferred income tax liabilities and a decrease of $8,475 to accumulated other comprehensive loss.